UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     February 26, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $301,442 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-CL A             Common           G1150G111    13619   415325 SH  0    Sole    0              377275        0    38050
AETNA INC                      Common           00817Y108    10420   365625 SH  0    Sole    0              334600        0    31025
AKAMAI TECHNOLOGIES            Common           00971T101      157    10425 SH  0    Sole    0               10425        0        0
ANADARKO PETROLEUM CORP        Common           032511107     1365    35410 SH  0    Sole    0               35330        0       80
APACHE CORP                    Common           037411105     3101    41605 SH  0    Sole    0               41605        0        0
APPLE INC                      Common           037833100      541     6340 SH  0    Sole    0                6300        0       40
AT&T INC                       Common           00206R102     1440    50532 SH  0    Sole    0               50382        0      150
BANCTEC INC                    Common           059784306     1762   496200 SH  0    Sole    0              496200        0        0
BEST BUY CO INC                Common           086516101      270     9600 SH  0    Sole    0                9600        0        0
BJ SERVICES CO                 Common           055482103      117    10000 SH  0    Sole    0               10000        0        0
CARDINAL HEALTH INC            Common           14149Y108     7517   218060 SH  0    Sole    0              196535        0    21525
CASTLEPOINT HOLDINGS LTD       Common           G19522112     5048   372236 SH  0    Sole    0              361136        0    11100
CASTLEPOINT HOLDINGS LTD       Common           148553209     6402   472100 SH  0    Sole    0              459700        0    12400
CATERPILLAR INC                Common           149123101     1355    30335 SH  0    Sole    0               30235        0      100
CEPHALON INC                   Common           156708109    26333   341805 SH  0    Sole    0              316695        0    25110
CHARLES RIVER LABORATORIES     Common           159864107     1720    65650 SH  0    Sole    0               65500        0      150
CHEVRON CORP                   Common           166764100      346     4671 SH  0    Sole    0                4671        0        0
CHUBB CORP                     Common           171232101     1538    30165 SH  0    Sole    0               30065        0      100
CITIGROUP INC                  Common           172967101      165    24580 SH  0    Sole    0               24580        0        0
COACH INC                      Common           189754104     9601   462250 SH  0    Sole    0              424075        0    38175
CONOCOPHILLIPS                 Common           20825C104      442     8526 SH  0    Sole    0                8526        0        0
DATAPATH INC-144A              Common           23808R205        0    12000 SH  0    Sole    0               12000        0        0
DEVON ENERGY CORPORATION       Common           25179M103      855    13005 SH  0    Sole    0               12955        0       50
DSW INC-CLASS A                Common           23334L102      146    11720 SH  0    Sole    0               11720        0        0
EMC CORP/MASS                  Common           268648102      914    87275 SH  0    Sole    0               86825        0      450
EMERSON ELECTRIC CO            Common           291011104     1198    32730 SH  0    Sole    0               32555        0      175
ENDO PHARMACEUT HLDGS INC      Common           29264F205    15315   591755 SH  0    Sole    0              544705        0    47050
ENERGY COAL RESOURCES-144A     Common           29268G209     1971   122400 SH  0    Sole    0              120200        0     2200
EXPEDIA INC                    Common           30212P105       88    10660 SH  0    Sole    0               10660        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106     6237   383332 SH  0    Sole    0              345432        0    37900
FIRST AMERICAN FINANCIAL HOLD Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      533    37350 SH  0    Sole    0               37350        0        0
GENZYME CORP                   Common           372917104    26122   393580 SH  0    Sole    0              363455        0    30125
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      116    11700 SH  0    Sole    0               11700        0        0
HALLIBURTON CO                 Common           406216101     8952   492425 SH  0    Sole    0              451775        0    40650
HCC INSURANCE HOLDINGS INC     Common           404132102     2103    78610 SH  0    Sole    0               78360        0      250
HEWLETT-PACKARD CO             Common           428236103     1124    30960 SH  0    Sole    0               30785        0      175
HOLOGIC INC                    Common           436440101    11726   897140 SH  0    Sole    0              833690        0    63450
HUMANA INC                     Common           444859102     5541   148637 SH  0    Sole    0              143712        0     4925
JOHNSON & JOHNSON              Common           478160104      271     4525 SH  0    Sole    0                4525        0        0
KOHLS CORP                     Common           500255104      946    26120 SH  0    Sole    0               25995        0      125
LABORATORY CRP OF AMER HLDGS   Common           50540R409     1014    15745 SH  0    Sole    0               15745        0        0
MARATHON OIL CORP              Common           565849106     2996   109515 SH  0    Sole    0              101215        0     8300
MASTERCARD INC-CLASS A         Common           57636Q104      217     1515 SH  0    Sole    0                1515        0        0
METLIFE INC                    Common           59156R108      628    18025 SH  0    Sole    0               18025        0        0
MYLAN INC                      Common           628530107     5079   513590 SH  0    Sole    0              512740        0      850
NATIONAL OILWELL VARCO INC     Common           637071101     3869   158305 SH  0    Sole    0              137805        0    20500
NEWS CORP-CL A                 Common           65248E104     2011   221220 SH  0    Sole    0              163770        0    57450
NOKIA CORP-SPON ADR            Common           654902204     9677   620340 SH  0    Sole    0              571840        0    48500
PAID INC                       Common           69561N204        6    31000 SH  0    Sole    0               31000        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    13593   468550 SH  0    Sole    0              432500        0    36050
POLO RALPH LAUREN CORP         Common           731572103      538    11845 SH  0    Sole    0               11845        0        0
RESEARCH IN MOTION             Common           760975102     8400   206990 SH  0    Sole    0              190475        0    16515
SCHLUMBERGER LTD               Common           806857108      438    10352 SH  0    Sole    0               10352        0        0
SONIC INNOVATIONS INC          Common           83545M109       55    55005 SH  0    Sole    0               55005        0        0
ST JUDE MEDICAL INC            Common           790849103    10711   324958 SH  0    Sole    0              290808        0    34150
SWIFT ENERGY CO                Common           870738101      182    10800 SH  0    Sole    0               10800        0        0
SYSCO CORP                     Common           871829107      446    19445 SH  0    Sole    0               19445        0        0
TELEFLEX INC                   Common           879369106     9541   190440 SH  0    Sole    0              182690        0     7750
TEXAS INSTRUMENTS INC          Common           882508104      284    18325 SH  0    Sole    0               18325        0        0
TITAN INTERNATIONAL INC        Common           88830M102       83    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    25005   886381 SH  0    Sole    0              841231        0    45150
VIRTUAL RADIOLOGIC CORP        Common           92826B104      124    14680 SH  0    Sole    0               14680        0        0
WATERS CORP                    Common           941848103     1804    49220 SH  0    Sole    0               48020        0     1200
WRIGHT MEDICAL GROUP INC       Common           98235T107    17487   855959 SH  0    Sole    0              796109        0    59850
ZIMMER HOLDINGS INC            Common           98956P102     8937   221100 SH  0    Sole    0              206800        0    14300